Cover	Nov. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	001-35383
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Entity Tax Identification Number	06-0330020
Entity Incorporation, State or Country Code	CT
Entity Address, Address Line One	3 Enterprise Drive
Entity Address, Address Line Two	Suite 408
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	(203)
Local Phone Number	729-2255
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable